DEFERRED REVENUE (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
Deferred revenue
Beginning balance of the year	₫ 606,843	$ 25,427,093	₫ 43,283	₫ 9,087
Additions	1,510,879	63,306,755	615,265	122,035
Revenue recognized	(134,042)	(5,616,442)	(51,705)	(87,839)
Ending balance of the year	1,983,680	83,117,406	606,843	43,283
Short-term	173,582		107,448	17,338	$ 7,273,192
Long-term	1,810,098		₫ 499,395	₫ 25,945	$ 75,844,214
Revenue recognized during the year	84,500	3,500,000
Revenue expects to be recognized in next 12 months	₫ 173,600	$ 7,300,000